SHARE-BASED PAYMENTS - Fair value of share options (Details)	12 Months Ended
Jun. 30, 2020 USD ($) $ / shares
SHARE-BASED PAYMENTS
Exercise price	$ 4.55
Estimates of options that will be exercised (as a percent)	100.00%
Options incentive Plan
SHARE-BASED PAYMENTS
Weighted average fair value of shares	$ 5.42
Exercise price	$ 4.55
Weighted average expected volatility	29.69%
Dividend rate	0.00%
Weighted average risk-free interest rate	1.66%
Weighted average expected life of stock options | $	9.89
Weighted average fair value at measurement date (per option) | $	$ 2.47